RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loan amount						$ 277,886
Sole Officer And Director [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from loans						$ 221,155
Long term debt			$ 0	$ 4,496
Repayments of debt			4,496
Charles A Ross Jr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Officers compensation					$ 200,000
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture			$ 393,490	$ 180,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Officers compensation	$ 241,332	$ 45,000
President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Officers compensation	$ 150,000	$ 30,000